TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tax Credit Carryforward [Line Items]
Corporate tax rate	23.00%	23.00%	23.00%
Provision for unrecognized tax positions	$ 251	$ 243	$ 234	$ 220
Interest and Exchange difference	8	9	$ 14
Israeli [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards	$ 24,774	$ 19,695